Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$205	$218,956
Series B, 5.00%, 09/01/24	470	501,996
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	26,254
Series A, 5.00%, 05/01/24	95	100,408
Series B, 5.00%, 01/01/24	435	455,675
Series C, 5.00%, 06/01/24	100	106,108
Auburn University RB, Series B, 5.00%, 06/01/24	140	148,029
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	15,995
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	53,017
State of Alabama GO
Series A, 5.00%, 08/01/24	285	303,678
Series A, 5.00%, 11/01/24	185	198,529
Series C, 5.00%, 08/01/24	125	133,192
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	137,864
		2,399,701
Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	685	729,334
Arizona — 2.5%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	135	142,768
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/24	745	791,814
Arizona State University RB
Series A, 5.00%, 07/01/24	215	228,468
Series B, 5.00%, 07/01/24	205	217,842
Series C, 5.00%, 07/01/24	65	69,072
Arizona Transportation Board RB
5.00%, 07/01/24	585	621,717
Series A, 5.00%, 07/01/24	560	595,189
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/24	310	332,162
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	239,624
City of Phoenix AZ GO, 5.00%, 07/01/24	215	228,636
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	1,065	1,132,028
Series A, 5.00%, 07/01/24	435	461,726
Series A, 5.00%, 07/01/39 (PR 07/01/24)	1,000	1,063,033
Series B, 5.00%, 07/01/24	745	791,767
Series D, 5.00%, 07/01/24	275	290,676
City of Scottsdale AZ GOL, 4.00%, 07/01/24	330	344,864
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	90,093
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	70	74,371
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	300	318,559
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	20,882
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/24	150	159,279
Series C, 3.00%, 07/01/24	165	168,998
Maricopa County Union High School District No. 210-Phoenix GOL, 4.00%, 07/01/24	160	167,052
Phoenix AZ, 4.00%, 07/01/24	580	596,240
Regional Public Transportation Authority RB, 5.25%, 07/01/24	285	304,246
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/24	300	314,475
Security	Par (000)	Value
Arizona (continued)
State of Arizona COP
5.00%, 09/01/24	$375	$399,972
5.00%, 10/01/24	160	171,297
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	100	106,015
Series B, 5.00%, 06/01/24	150	159,022
		10,601,887
Arkansas — 0.2%
State of Arkansas GO
4.00%, 06/01/24	605	630,192
5.00%, 04/01/24	220	232,011
		862,203
California — 12.8%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	205	218,143
5.00%, 08/01/24 (ETM)	10	10,657
Beverly Hills Unified School District CA GO
0.00%, 08/01/24(a)	695	667,777
4.00%, 08/01/24	110	114,924
California Educational Facilities Authority RB, 0.00%, 10/01/24(a)	160	153,508
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	135	144,526
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	535	573,841
Series A, 5.00%, 10/01/24	355	380,537
California State Public Works Board RB 5.00%, 05/01/24	185	195,662
Series A, 5.00%, 06/01/24	105	111,315
Series A, 5.00%, 09/01/24	250	266,913
Series B, 5.00%, 10/01/24	550	588,590
Series C, 5.00%, 03/01/24	135	142,117
Series D, 5.00%, 09/01/24	175	186,839
Series F, 5.00%, 05/01/24	320	338,443
Series G, 5.00%, 05/01/24	150	158,645
Series H, 5.00%, 12/01/24	75	80,637
Serise A, 5.00%, 03/01/24	145	152,644
California State University RB
Series A, 4.00%, 11/01/24	65	68,321
Series A, 5.00%, 11/01/24	860	924,077
Series A, 5.00%, 11/01/29 (PR 11/01/24)	815	875,724
Series A, 5.00%, 11/01/32 (PR 11/01/24)	300	322,352
Serise A, 4.00%, 11/01/24	150	157,663
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	120,104
City & County of San Francisco CA GO, 5.00%, 06/15/24	395	419,216
City of Long Beach CA Harbor Revenue RB, Series B, 5.00%, 05/15/24	425	449,683
City of Los Angeles CA Wastewater System Revenue RB 5.00%, 06/01/24	225	238,281
Series A, 5.00%, 06/01/24	85	90,017
City of Los Angeles Department of Airports RB
4.00%, 05/15/24	175	182,004
5.00%, 05/15/24	180	190,356
Series B, 5.00%, 05/15/24	290	306,684
Series C, 5.00%, 05/15/24	160	169,205
City of Petaluma CA Wastewater Revenue RB, 5.00%, 05/01/24	130	137,400
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/24	130	136,641

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
5.00%, 11/01/24	$340	$365,568
Series D, 5.00%, 11/01/24	165	177,408
City of San Jose CA GO, 5.00%, 09/01/24	265	283,266
Coast Community College District GO, Series D, 5.00%, 08/01/24	80	85,357
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/24	45	47,336
Contra Costa Water District RB, Series T, 5.00%, 10/01/24	105	112,716
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/24	195	206,947
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/24	225	239,139
Escondido Union High School District GO, Series A, 0.00%, 08/01/24 (AGC)(a)	255	245,012
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	95,931
Foothill-De Anza Community College District GO
4.00%, 08/01/24	160	167,162
5.00%, 08/01/24	305	325,237
Grossmont Union High School District GO
5.00%, 08/01/24	150	159,586
Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	425	408,353
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(a)	170	164,250
Series F, 5.00%, 06/01/24	185	195,955
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/24	690	735,783
Series A, 5.00%, 08/01/26 (PR 08/01/24)	1,000	1,066,760
Series A, 5.00%, 08/01/31 (PR 08/01/24)	4,245	4,528,396
Series C, 5.00%, 08/01/24	420	447,868
Series J, 4.00%, 08/01/24	190	198,505
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/24	225	239,226
Series A, 5.00%, 06/01/24	705	749,630
Series A, 5.00%, 07/01/24	555	592,265
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/24	100	106,714
Series A, 5.00%, 07/01/24	140	149,400
Los Angeles County Public Works Financing Authority RB, Series B, 5.00%, 12/01/24	305	328,361
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	195	208,424
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/24	245	260,608
Series B, 5.00%, 07/01/24	455	483,872
Series C, 5.00%, 07/01/24	105	111,639
Serise A, 5.00%, 07/01/24	80	85,136
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/24	110	116,955
Series B, 5.00%, 07/01/24	250	265,807
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	1,920	2,042,524
Series B, 5.00%, 07/01/24	295	313,825
Series B-1, 4.00%, 07/01/24	510	532,972
Series C, 5.00%, 07/01/24	1,220	1,297,854
Los Rios Community College District GO, 4.00%, 08/01/24	200	209,523
Metropolitan Water District of Southern California RB
5.00%, 07/01/24	130	138,245
5.00%, 10/01/24	100	107,415
Series A, 5.00%, 07/01/24	125	132,904
Series B, 4.00%, 10/01/24	95	99,780
Security	Par (000)	Value
California (continued)
Series C, 5.00%, 07/01/24	$105	$111,660
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/24	255	273,472
Newport Mesa Unified School District GO, 5.00%, 08/01/24	175	186,612
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	115,300
Orange County Water District RB, Series C, 5.00%, 08/15/24	235	250,924
Pajaro Valley Unified School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	100	95,893
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	31,984
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	24,021
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	20	21,246
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	100	96,159
Riverside County Transportation Commission RB, Series B, 5.00%, 06/01/24	100	105,940
Sacramento Municipal Utility District RB
5.00%, 08/15/24	55	58,715
Series E, 5.00%, 08/15/24	275	293,577
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	19,147
San Diego Community College District GO, 5.00%, 08/01/24	445	474,526
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	424,760
Series A, 0.00%, 07/01/24 (ETM)(a)	160	154,458
Series C-2, 5.50%, 07/01/24 (AGM)	255	273,666
Series D-1, 5.50%, 07/01/24 (NPFGC)	395	423,914
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	600	263,388
Series R-4, 5.00%, 07/01/24	240	255,316
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/24	155	165,285
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/24	330	350,415
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	225	237,647
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series A, 5.00%, 10/01/24	295	316,417
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	1,000	1,065,740
San Jose Unified School District GO, 5.00%, 08/01/24	450	479,858
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	38,357
San Mateo County Community College District GO, Series B, 0.00%, 09/01/24 (NPFGC)(a)	120	115,735
San Mateo Union High School District GO, 4.00%, 09/01/24	210	219,755
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/24	125	133,065
Santa Clara County Financing Authority RB, Serise A, 5.00%, 11/15/24	445	477,854
Santa Clara Valley Transportation Authority RB
Series A, 5.00%, 04/01/24	100	105,527
Series A, 5.00%, 06/01/24	150	159,134
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/24	295	312,523
Santa Monica-Malibu Unified School District GO, Series C, 4.00%, 07/01/24	85	88,665
Simi Valley Unified School District GO, 5.00%, 08/01/24	250	266,486
Southern California Public Power Authority RB
5.00%, 07/01/24	140	148,852
Series C, 5.00%, 07/01/24	335	356,182

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
California (continued)
State of California Department of Water Resources RB
5.00%, 12/01/24	$310	$334,040
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	37,157
Series AS, 5.00%, 12/01/24	610	657,305
Series AV, 5.00%, 12/01/24	75	80,816
Series AW, 5.00%, 12/01/24	105	113,143
Series BA, 5.00%, 12/01/24	265	285,551
State of California GO
4.00%, 04/01/24	115	119,554
4.00%, 10/01/24	445	466,984
4.00%, 11/01/24	55	57,822
5.00%, 03/01/24	430	452,947
5.00%, 04/01/24	400	422,381
5.00%, 05/01/24	525	555,726
5.00%, 08/01/24	465	496,043
5.00%, 09/01/24	995	1,064,005
5.00%, 10/01/24	950	1,018,338
5.00%, 11/01/24	3,110	3,341,720
Series A, 5.00%, 10/01/24	175	187,589
Series B, 5.00%, 08/01/24	360	384,034
Series B, 5.00%, 09/01/24	880	941,030
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	195	208,441
University of California RB
5.25%, 05/15/44 (PR 05/15/24)	2,500	2,661,858
Series AM, 5.00%, 05/15/24	460	487,637
Series AO, 5.00%, 05/15/24	600	636,049
Series AR, 4.00%, 05/15/24	300	312,762
Series AV, 5.00%, 05/15/24	230	243,819
Series AY, 5.00%, 05/15/24	185	196,115
Walnut Valley Unified School District GO, 0.00%, 08/01/24 (NPFGC)(a)	1,170	1,128,852
West Basin Municipal Water District/CA RB, Series A, 5.00%, 08/01/24	245	260,707
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	120,246
		54,367,906
Colorado — 0.5%
Board of Governors of Colorado State University System RB,
Series E-2, 5.00%, 03/01/24 (NPFGC)	150	157,739
City & County of Denver Co. Airport System Revenue RB,
Series A, 5.00%, 11/15/24	110	117,890
City of Colorado Springs CO Utilities System Revenue RB,
Series A-1, 5.00%, 11/15/24	25	26,852
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	70	75,195
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	330	355,276
Series A, 5.50%, 12/01/24 (SAW)	405	440,632
Series B, 5.00%, 12/01/24 (SAW)	155	166,872
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	23,791
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/24	240	253,347
University of Colorado RB
Series B-1, 5.00%, 06/01/24	195	206,510
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(b)(c)	250	248,627
		2,072,731
Connecticut — 1.8%
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	250	268,282
	Par
Security	(000)	Value
Connecticut (continued)
State of Connecticut GO
4.00%, 01/15/24	$500	$517,297
5.00%, 04/15/24	60	63,398
Series A, 5.00%, 03/01/24	105	110,553
Series A, 5.00%, 03/15/24	190	200,275
Series A, 5.00%, 04/15/24	85	89,813
Series B, 5.00%, 04/15/24	330	348,687
Series B, 5.00%, 05/15/24	280	296,567
Series D, 5.00%, 04/15/24	690	729,073
Series D, 5.00%, 06/15/24	130	138,020
Series D, 5.00%, 07/15/24	1,500	1,596,001
Series D, 5.00%, 08/15/24	295	314,622
Series E, 5.00%, 09/15/24	135	144,320
Series E, 5.00%, 10/15/24	225	241,100
Series F, 5.00%, 11/15/24	350	375,922
State of Connecticut Special Tax Obligation RB, 5.00%, 09/01/24	100	106,659
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/24	135	144,323
Series A, 4.00%, 05/01/24	60	62,366
Series A, 5.00%, 08/01/24	415	441,606
Series A, 5.00%, 09/01/24	795	847,940
Series B, 5.00%, 08/01/24	440	468,209
		7,505,033
Delaware — 0.6%
City of Wilmington DE GO, 4.00%, 12/01/24	100	105,346
County of New Castle DE GO, 5.00%, 10/01/24	225	240,588
Delaware Transportation Authority RB
4.00%, 07/01/24	335	349,637
5.00%, 07/01/24	805	855,114
State of Delaware GO
5.00%, 03/01/24	360	379,269
Series 2009C, 5.00%, 10/01/24	220	236,021
Series A, 5.00%, 10/01/24	100	107,282
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	90,192
		2,363,449
District of Columbia — 1.4%
District of Columbia GO
Series A, 4.00%, 06/01/24	55	57,381
Series A, 5.00%, 06/01/24	410	435,120
Series A, 5.00%, 10/15/24	120	128,614
Series B, 5.00%, 06/01/24	320	339,605
Series D, 5.00%, 06/01/24	490	520,021
District of Columbia RB
5.00%, 03/01/24	1,000	1,053,848
5.00%, 12/01/24	125	133,890
Series A, 5.00%, 12/01/24	460	494,795
Series B, 5.00%, 10/01/24	595	637,011
Series C, 5.00%, 10/01/24	790	845,779
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/24	380	406,747
Series B, 5.00%, 10/01/24	385	411,589
Metropolitan Washington Airports Authority Aviation Revenue RB, Series B, 5.00%, 10/01/24	35	37,386
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/15/24	315	335,160
		5,836,946
Florida — 3.1%
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/24	130	138,406

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Florida (continued)
Central Florida Expressway Authority RB, 5.00%, 07/01/24	$60	$63,794
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	26,732
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	26,787
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	53,439
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	150	159,468
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	335	356,007
Series B, 5.00%, 07/01/24	100	106,303
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	410	434,485
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	1,100	1,176,452
Series B, 5.00%, 10/01/24	130	139,035
County of Sarasota FL RB, 5.00%, 10/01/24	45	48,167
Florida Department of Environmental Protection RB
5.00%, 07/01/24	530	563,408
Series A, 5.00%, 07/01/24	1,055	1,121,501
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	21,350
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	106,225
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	870	923,481
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	126,585
Lee County School Board (The) COP, 5.00%, 08/01/24	100	106,432
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	280	294,878
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	202,536
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	15,950
Series D, 5.00%, 08/01/24	50	53,165
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/24	435	464,945
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	280	297,724
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	63,847
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	190	200,968
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	332,650
Series D, 5.00%, 02/01/24	135	141,565
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	195	205,320
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	545	576,595
Series B, 5.00%, 07/01/24	20	21,159
Series C, 5.00%, 07/01/24	130	137,536
State of Florida Department of Transportation RB, Series A, 5.00%, 07/01/24	365	386,869
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	235	249,446
State of Florida GO
5.00%, 07/01/24	830	882,480
Seires E, 5.00%, 06/01/24	200	212,104
Series A, 5.00%, 01/01/24	195	204,380
Series A, 5.00%, 07/01/24	155	164,800
Series B, 5.00%, 06/01/24	250	265,130
Series C, 5.00%, 06/01/24	220	233,314
	Par
Security	(000)	Value
Florida (continued)
Series F, 5.00%, 06/01/24	$485	$514,352
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	605	641,955
Series B, 5.00%, 07/01/24	485	514,625
Volusia County School Board RB, 5.00%, 10/01/24	20	21,306
		12,997,656
Georgia — 2.0%
City of Atlanta GA Airport Passenger Facility Charge RB, Series A, 5.00%, 01/01/24	695	727,034
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/24	100	106,089
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	930	1,000,789
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	575	616,785
Series B, 5.00%, 11/01/24	130	139,447
County of DeKalb GA GO, 5.00%, 12/01/24	130	139,771
County of Forsyth GA GO, 5.00%, 09/01/24	280	299,300
County of Henry GA GO, 5.00%, 05/01/24	200	211,741
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	105	112,660
Georgia Ports Authority RB, 5.00%, 07/01/24	200	212,490
Gwinnett County School District GO, 5.00%, 02/01/24	100	105,015
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/24	1,500	1,569,860
5.00%, 08/01/24	500	533,176
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	290	302,503
Private Colleges & Universities Authority RB, Series B, 5.00%, 10/01/24	100	107,016
State of Georgia GO
Series A, 5.00%, 02/01/24	175	183,776
Series A-1, 5.00%, 02/01/24	655	687,847
Series A-1, 5.00%, 08/01/24	165	175,948
Series C, 5.00%, 07/01/24	220	233,996
Series C-1, 5.00%, 01/01/24	190	199,030
Series C-1, 5.00%, 07/01/24	405	430,766
Series E, 5.00%, 12/01/24	320	344,510
Series F, 5.00%, 01/01/24	100	104,753
		8,544,302
Hawaii — 1.5%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/24	75	79,713
Series A, 5.00%, 07/01/24	480	510,163
Series B, 5.00%, 07/01/24	170	180,682
City & County of Honolulu HI GO
4.00%, 07/01/24	210	219,337
5.00%, 08/01/24	325	346,233
Series A, 5.00%, 09/01/24	430	459,182
Series A, 5.00%, 10/01/24	80	85,631
Series B, 5.00%, 10/01/24	105	112,390
Series C, 5.00%, 10/01/24	70	74,927
Series D, 5.00%, 09/01/24	165	176,198
County of Hawaii HI GO
5.00%, 09/01/24	670	714,758
Series A, 5.00%, 09/01/24	115	122,682
Series B, 4.00%, 09/01/24	45	47,090
County of Maui HI GO, 5.00%, 09/01/24	35	37,390
Honolulu City & County Board of Water Supply RB
5.00%, 07/01/27 (PR 07/01/24)	275	292,334
Series A, 5.00%, 07/01/24	150	159,279

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii GO
5.00%, 04/01/24	$500	$527,637
Series EO, 5.00%, 08/01/24	180	191,833
Series ET, 5.00%, 10/01/24	135	144,562
Series EY, 5.00%, 10/01/24	90	96,375
Series EZ, 5.00%, 10/01/24	815	872,725
Series FE, 5.00%, 10/01/24	395	422,977
Series FH, 5.00%, 10/01/24	305	326,603
Series FN, 5.00%, 10/01/24	35	37,479
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/24	230	240,932
		6,479,112
Idaho — 0.4%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	1,680	1,779,513
Series A, 5.00%, 07/15/24	25	26,541
		1,806,054
Illinois — 2.6%
Chicago O’Hare International Airport, Series B, 5.00%, 01/01/24	130	135,955
Chicago O’Hare International Airport RB
Series B, 5.00%, 01/01/24	625	653,628
Series C, 5.00%, 01/01/24	265	277,138
Series D, 5.00%, 01/01/24	175	183,015
Series E, 5.00%, 01/01/24	900	941,224
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/24	130	137,094
Illinois Finance Authority RB
5.00%, 01/01/24	500	523,118
5.00%, 07/01/24	925	982,945
Series A, 5.00%, 10/01/24	375	400,981
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	160	167,628
Series D, 5.00%, 01/01/24	1,160	1,215,300
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.00%, 12/01/24	375	402,562
State of Illinois GO
5.00%, 02/01/24	725	756,495
5.00%, 03/01/24	500	522,788
5.00%, 04/01/24	605	633,648
5.00%, 05/01/24	720	755,333
Series A, 4.00%, 05/01/24	295	304,445
Series A, 5.00%, 03/01/24	130	135,925
Series A, 5.00%, 10/01/24	65	68,769
Series A, 5.00%, 11/01/24	250	264,888
Series A, 5.00%, 12/01/24	50	53,054
Series B, 5.00%, 12/01/24	150	159,161
Series D, 5.00%, 11/01/24	985	1,043,659
State of Illinois RB
Series C, 4.00%, 06/15/24	25	25,722
Series C, 5.00%, 06/15/24	200	209,409
Series D, 5.00%, 06/15/24	75	78,528
		11,032,412
Indiana — 1.3%
Ball State University RB, 5.00%, 07/01/24	165	175,014
Indiana Finance Authority RB
5.00%, 10/01/24	250	267,431
Series A, 5.00%, 02/01/24	320	336,292
Series A, 5.00%, 10/01/24	230	246,087
Security	Par (000)	Value

Indiana (continued)
Series B, 5.00%, 02/01/24	$335	$352,055
Series C, 5.00%, 12/01/24	1,225	1,317,076
Indiana Municipal Power Agency RB
5.00%, 01/01/24	270	282,057
Series C, 5.00%, 01/01/24	465	485,766
Indiana Transportation Finance Authority RB, Series C, 5.50%, 12/01/24 (NPFGC)	300	326,250
Indiana University RB
Series A, 5.00%, 06/01/24	110	116,657
Series W-2, 5.00%, 08/01/24	190	202,220
Series X, 5.00%, 08/01/24	160	170,290
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/24	155	162,579
Purdue University COP, Series A, 5.00%, 07/01/24	205	217,682
Purdue University RB
5.25%, 07/01/24	100	106,655
Series A, 5.00%, 07/01/24	200	212,490
Series DD, 5.00%, 07/01/24	280	297,485
		5,274,086
Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	850	905,855
State of Iowa RB
5.00%, 06/15/24	375	397,990
Series A, 5.00%, 06/01/24	150	159,022
		1,462,867
Kansas — 0.5%
City of Merriam KS GO, 5.00%, 10/01/24	125	133,881
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	213,856
Johnson County Unified School District No. 229 Blue Valley
GO, Series B, 5.00%, 10/01/24	70	74,819
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	105	109,945
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	423,125
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	105	110,050
Sedgwick County Unified School District No. 262 Valley Center GO, 3.00%, 09/01/36 (PR 09/01/24)	240	246,017
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	735	783,477
		2,095,170
Kentucky — 0.1%
Kentucky Turnpike Authority RB, 5.00%, 07/01/24	175	185,145
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	280	296,772
		481,917
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	2,000	2,141,214
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/34 (PR 07/01/24)	1,000	1,062,058
St Tammany Parish Wide School District No. 12 GO, 5.00%, 03/01/27 (PR 03/01/24)	1,125	1,184,491
State of Louisiana GO
5.00%, 05/01/24	225	238,008
Series A, 5.00%, 04/01/24	500	527,637
Series A, 5.00%, 09/01/24	140	149,352
Series B, 5.00%, 05/01/24	25	26,445
Series C, 5.00%, 08/01/24	50	53,216
Series D-2, 5.00%, 12/01/24	150	161,132

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana RB, 5.00%, 09/01/24	$110	$117,069
		5,660,622
Maine — 0.6%
City of Portland ME GO, 5.00%, 10/01/24	170	182,041
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/24	130	138,381
Series A, 5.00%, 11/01/24	165	177,066
Series B, 5.00%, 11/01/24	110	118,044
Series C, 5.00%, 11/01/24	420	450,714
Series D, 5.00%, 11/01/24	75	80,484
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	127,494
State of Maine GO, Series B, 5.00%, 06/01/24	1,230	1,305,890
		2,580,114
Maryland — 3.8%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	300	317,683
County of Anne Arundel MD GOL, 5.00%, 10/01/24	925	991,335
County of Baltimore MD GO
5.00%, 02/01/24	100	105,045
5.00%, 03/01/24	400	421,217
5.00%, 08/01/24	320	341,298
County of Carroll MD GO, 5.00%, 11/01/24	225	241,713
County of Charles MD GO, 5.00%, 10/01/24	100	107,171
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	26,664
County of Howard MD GO
5.00%, 02/15/24	1,300	1,367,763
Series A, 5.00%, 02/15/24	295	310,377
Series A, 5.00%, 08/15/24	250	266,940
Series B, 5.00%, 02/15/24	50	52,606
Series C, 5.00%, 02/15/24	75	78,909
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	1,000	1,050,488
Series A, 5.00%, 11/01/24	750	805,709
Series A, 5.00%, 12/01/24	125	134,604
Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	10,731
Series B, 5.00%, 06/01/24	235	249,398
Series B, 5.00%, 11/01/24	50	53,714
County of Montgomery MD Water Quality Protection Charge Revenue RB, 5.00%, 04/01/24	120	126,633
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	420	439,951
Series A, 5.00%, 07/15/24	470	500,549
Series B, 5.00%, 07/15/24	225	239,624
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27 (PR 07/01/24)	1,500	1,600,118
Maryland State Transportation Authority RB, Series A, 5.00%, 07/01/24	155	164,891
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	246,163
5.00%, 05/01/24	205	217,034
5.00%, 09/01/24	240	256,543
5.00%, 10/01/24	730	782,189
5.00%, 11/01/24	260	279,252
State of Maryland GO
First Series, 5.00%, 06/01/24	460	488,183
Series A, 5.00%, 03/15/24	250	263,684
Series A, 5.00%, 08/01/24	150	159,983
Series B, 4.00%, 08/01/24	375	391,786
Series B, 5.00%, 08/01/24	935	997,230
Series C, 5.00%, 08/01/24	455	485,283
Series C-2, 5.00%, 08/01/24	535	570,280
Security	Par (000)	Value

Maryland (continued)
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	$90	$93,980
5.00%, 06/01/24	555	589,522
5.00%, 06/15/24 (GTD)	40	42,536
		15,868,779
Massachusetts — 3.2%
City of Boston MA GO
Series A, 5.00%, 03/01/24	95	100,085
Series A, 5.00%, 11/01/24	700	752,155
Series B, 5.00%, 04/01/24	85	89,770
Series D, 5.00%, 03/01/24	250	263,381
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	265	281,550
Commonwealth of Massachusetts GO
Series C, 5.00%, 10/01/24	100	107,149
Series C, 5.50%, 12/01/24 (AMBAC)	135	146,877
Commonwealth of Massachusetts GOL
5.00%, 01/01/24	1,695	1,776,049
Series 7, 5.00%, 07/01/24	130	138,220
Series A, 5.00%, 01/01/24	250	261,954
Series A, 5.00%, 07/01/24	40	42,529
Series B, 5.00%, 07/01/24	1,310	1,392,830
Series B, 5.25%, 09/01/24 (AGM)	1,355	1,455,298
Series C, 5.00%, 07/01/24	60	63,794
Series C, 5.00%, 10/01/24	375	401,809
Series F, 5.00%, 05/01/24	100	105,817
Series H, 5.00%, 12/01/24	375	403,723
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	215	227,972
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	855	908,859
Series B, 5.00%, 07/01/24	105	111,598
Series C, 5.50%, 07/01/24	300	321,666
Massachusetts Bay Transportation Authority Sales Tax Revenue RB, Series B, 5.50%, 07/01/24 (NPFGC)	215	230,527
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	435	463,863
Series 2017, 5.00%, 08/01/24	375	399,882
Series 21, 5.00%, 08/01/24	200	213,270
Series 22, 5.00%, 08/01/24	675	719,787
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	245	261,296
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	175	183,418
Massachusetts Water Resources Authority RB
5.00%, 08/01/24	465	495,569
5.00%, 08/01/24 (ETM)	285	303,736
Series B, 5.00%, 08/01/24	345	367,681
Series C, 5.00%, 08/01/24	305	324,827
University of Massachusetts Building Authority RB, Series 2021-1, 5.00%, 11/01/24	285	305,645
		13,622,586
Michigan — 1.4%
Chippewa Valley Schools GO, Series B, 5.00%, 05/01/24 (Q-SBLF)	250	263,343
Michigan Finance Authority RB
5.00%, 10/01/24	140	149,730
Series B, 5.00%, 10/01/24	185	197,858
Series C-3, 5.00%, 07/01/24 (AGM)	115	121,711
Michigan State Building Authority RB
4.00%, 10/15/24	150	156,989

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
5.00%, 04/15/24	$380	$401,453
Series I, 5.00%, 04/15/24	705	744,801
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	15,848
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39 (PR 03/01/24)	2,000	2,104,154
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	130	139,476
State of Michigan GO, Series A, 5.00%, 12/01/24	220	236,693
State of Michigan RB, 5.00%, 03/15/24	850	895,124
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/24	280	300,607
University of Michigan RB
Series A, 5.00%, 04/01/24	140	147,762
Serise A, 5.00%, 04/01/24	145	153,039
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	53,533
		6,082,121
Minnesota — 1.1%
City of Minneapolis MN GO, 5.00%, 12/01/24	400	429,970
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	325	349,739
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	52,692
Series C, 5.00%, 03/01/24	235	247,655
Series E, 5.00%, 12/01/24	255	274,471
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/24	200	209,075
Series B, 5.00%, 01/01/24	255	266,570
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	155	165,533
Minnesota Public Facilities Authority RB, Series B, 3.00%, 03/01/24	500	510,345
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	120,732
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	103,147
State of Minnesota GO
Series A, 5.00%, 08/01/24	785	837,887
Series B, 5.00%, 08/01/24	205	218,811
Series B, 5.00%, 10/01/24	155	166,219
Series D, 5.00%, 08/01/24	615	656,434
Series E, 5.00%, 10/01/24	75	80,428
		4,689,708
Mississippi — 0.1%
State of Mississippi GO
Series B, 5.00%, 09/01/24	50	53,446
Series C, 4.00%, 10/01/24	25	26,203
Series C, 5.00%, 10/01/24	400	428,597
		508,246
Missouri — 1.0%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	200	212,863
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/24	150	158,859
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	530	561,018
Series A, Series A, 5.00%, 05/01/24	130	137,608
Series B, 5.00%, 05/01/24	110	116,438
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	280	291,041
Series A, 5.00%, 04/01/24	1,070	1,129,688
Series B, 5.00%, 04/01/24	125	131,973
Security	Par (000)	Value

Missouri (continued)
Missouri State Environmental Improvement & Energy
Resources Authority RB
Series A, 5.00%, 01/01/24	$1,000	$1,047,816
Series B, 4.00%, 07/01/24	95	99,224
University of Missouri RB, Series A, 5.00%, 11/01/24	465	498,364
		4,384,892
Nebraska — 1.0%
City of Omaha NE GO
Series A, 5.00%, 01/15/24	150	157,423
Series B, 5.00%, 04/15/24	175	184,667
Series B, 5.00%, 11/15/24	25	26,811
Series B, 5.00%, 11/15/26 (PR 11/15/24)	50	53,719
Nebraska Public Power District RB
Series A-1, 5.00%, 01/01/24	340	355,769
Series C, 5.00%, 01/01/24	1,100	1,151,017
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	155	162,537
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	475	498,459
Series B, 5.00%, 02/01/31 (PR 08/01/24)	1,115	1,188,073
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/24	490	520,093
		4,298,568
Nevada — 2.1%
Clark County School District GOL
Series B, 5.00%, 06/15/24	185	196,025
Series C, 5.00%, 06/15/24	610	646,351
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	195	207,253
County of Clark NV GOL
5.00%, 06/01/24	90	95,262
5.00%, 11/01/24	185	198,274
5.00%, 12/01/24	265	284,666
Series A, 5.00%, 06/01/24	165	174,647
Series A, 5.00%, 11/01/24	210	225,068
Series B, 5.00%, 11/01/24	255	273,297
Serise A, 5.00%, 12/01/24	100	107,421
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/24	840	891,146
Series C, 5.00%, 07/01/24	365	387,224
County of Clark NV RB
5.00%, 07/01/24	985	1,045,295
Series A, 5.00%, 07/01/24	155	164,468
Las Vegas Valley Water District GOL
5.00%, 06/01/24	500	529,887
Series A, 5.00%, 02/01/24	150	157,454
Series B, 5.00%, 06/01/24	1,290	1,367,108
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	148,415
State of Nevada GOL
Series A, 5.00%, 05/01/24	165	174,627
Series B, 5.00%, 11/01/24	270	289,993
Series D, 5.00%, 04/01/24	545	575,587
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	340	365,637
Series A, Series A, 5.00%, 12/01/24	100	107,540
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	105	111,335
		8,723,980

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	$50	$53,064
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	53,336
Series E, 5.00%, 08/15/24	15	16,001
State of New Hampshire GO, Series B, 5.00%, 12/01/24	210	225,984
		348,385
New Jersey — 2.2%
County of Essex NJ GO, Series B, 5.00%, 09/01/24 (SCH BD RES FD)	110	117,512
County of Monmouth NJ Go, 5.00%, 07/15/24	470	500,455
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	90	96,894
Series A, 4.00%, 08/01/24	400	418,710
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	120	124,055
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	58,698
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	1,900	2,017,401
Series UU, 5.00%, 06/15/24	190	199,884
Series XX, 4.00%, 06/15/24 (SAP)	725	749,501
Series XX, 5.00%, 06/15/24 (SAP)	135	142,022
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	105	111,701
Series A, 5.00%, 09/01/24	270	284,673
Series B, 5.00%, 07/01/24	110	117,020
Series I, 5.00%, 07/01/24	170	180,849
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	840	884,929
Series A-1, 5.00%, 06/15/24	400	421,713
Series AA, 4.00%, 06/15/24	165	170,576
Series AA, 5.00%, 06/15/24	180	189,363
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	140	146,352
State of New Jersey GO
5.00%, 06/01/24	470	497,043
Series A, 5.00%, 06/01/24	1,575	1,665,622
Township of Union NJ/Union County GO, 3.00%, 01/15/24	150	153,283
		9,248,256
New Mexico — 0.9%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	159,190
Series A, 5.00%, 06/01/24	240	254,704
Series A, 5.00%, 06/15/24	725	769,586
Series D, 5.00%, 06/15/24	95	100,933
State of New Mexico GO
5.00%, 03/01/24	145	152,761
Series A, 5.00%, 03/01/24	625	658,453
Series B, 5.00%, 03/01/24	250	263,381
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/24	390	414,888
Series A, 5.00%, 07/01/24	575	611,694
Series B, 4.00%, 07/01/24	450	470,269
		3,855,859
New York — 8.8%
City of New York NY GO
Series 1, 5.00%, 08/01/24	540	575,390
Series A, 5.00%, 08/01/24	1,380	1,470,440
Series A-1, 5.00%, 08/01/24	295	314,333
Series A-2015, 2.50%, 08/01/24	300	304,275
Series A-2015, 5.00%, 08/01/24	230	245,073
Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 08/01/24	$100	$106,554
Series B-1, 5.00%, 12/01/24	50	53,782
Series C, 5.00%, 08/01/24	1,915	2,040,503
Series D, 4.00%, 08/01/24	120	125,496
Series E, 5.00%, 08/01/24	565	602,028
Series I, 5.00%, 03/01/24	170	179,045
Series J-4, 4.00%, 08/01/24	100	104,580
Series J-4, 5.00%, 08/01/24	125	133,192
County of Monroe NY GOL, 5.00%, 06/01/24	1,000	1,060,707
County of Onondaga NY GOL, 5.00%, 05/01/24	60	63,479
County of Westchester NY GOL
Series A, 5.00%, 01/01/24	445	466,470
Series A, 5.00%, 12/01/24	125	134,574
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/24 (SAW)	250	263,875
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/24	215	225,871
Long Island Power Authority RB
Series A, 0.00%, 12/01/24 (AGM)(a)	50	47,530
Series A, 5.00%, 09/01/24	155	165,256
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	134,508
Series A-1, 5.00%, 11/15/24	280	296,219
Series A2, 5.00%, 11/15/24	25	26,448
Series A-2, 5.00%, 11/15/24	90	95,213
Series B, 5.00%, 11/15/24	645	682,361
Series B, 5.25%, 11/15/24 (AMBAC)	100	106,547
Series B-1, 5.00%, 11/15/24	190	203,435
Series B-2, 5.00%, 11/15/24	185	198,082
Series C, 5.00%, 11/15/24	190	201,005
Series C-1, 5.00%, 11/15/24	855	904,520
Series F, 5.00%, 11/15/24	145	153,399
New York City Municipal Water Finance Authority RB
5.00%, 06/15/24	515	547,261
Series AA, 4.00%, 06/15/24	120	125,316
Series AA, 5.00%, 06/15/24	1,435	1,524,892
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 4.00%, 07/15/24 (SAW)	140	146,350
Series S, 5.00%, 07/15/24 (SAW)	115	122,429
Series S, 5.00%, 07/15/24 (ETM) (SAW)	435	462,191
Series S1, 5.00%, 07/15/24 (SAW)	105	111,783
Series S-1, 5.00%, 07/15/24 (SAW)	310	330,077
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/24	280	294,255
5.00%, 11/01/24	2,005	2,154,388
Series A-1, 5.00%, 08/01/24	635	676,616
Series B1, 5.00%, 08/01/24	180	191,796
Series C, 5.00%, 11/01/24	1,370	1,472,076
Series C1, 5.00%, 05/01/24	135	142,925
Series E-1, 5.00%, 02/01/24	100	105,091
New York State Dormitory Authority RB
5.00%, 07/01/24	110	116,377
Series A, 4.00%, 03/15/24	140	145,250
Series A, 5.00%, 02/15/24	230	242,117
Series A, 5.00%, 03/15/24	2,090	2,203,152
Series A, 5.00%, 07/01/24	815	863,513
Series B, 5.00%, 10/01/24	15	16,039
Series B, 5.50%, 03/15/24 (AMBAC)	280	296,952
Series C, 5.00%, 03/15/24	910	959,835

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/15/24	$2,205	$2,317,820
Series E, 5.00%, 02/15/24	430	451,943
Series E, 5.00%, 03/15/24	450	474,893
Series F, 5.00%, 10/01/24 (SAW)	60	63,800
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	1,260	1,338,688
Series A, 4.00%, 06/15/24	65	67,867
Series D, 5.00%, 09/15/24	135	144,437
New York State Thruway Authority RB
Series J, 5.00%, 01/01/24	165	172,605
Series K, 4.00%, 01/01/24	160	165,149
Series K, 5.00%, 01/01/24	120	125,531
Series L, 5.00%, 01/01/24	185	193,527
New York State Urban Development Corp. RB
5.00%, 03/15/24	420	442,435
Series A, 5.00%, 03/15/24	2,275	2,396,522
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	1,220	1,307,849
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	815	874,293
State of New York GO, Series A, 5.00%, 03/01/24	360	379,443
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	1,135	1,218,797
Series C-1, 5.00%, 11/15/24	165	177,182
		37,247,652
North Carolina — 2.0%
City of Charlotte NC COP, 5.00%, 06/01/24	125	132,542
City of Charlotte NC GO, Series A, 5.00%, 06/01/24	140	148,525
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/24	15	16,149
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/24	275	292,549
City of Durham NC Water & Sewer Utility System Revenue RB, 4.00%, 08/01/24	170	177,781
City of Raleigh NC RB, Series A, 5.00%, 06/01/24	160	169,653
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/24	215	227,972
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	10,613
County of Buncombe NC RB
5.00%, 06/01/24	125	132,542
Serise A, 5.00%, 06/01/24	175	185,558
County of Durham NC GO, 5.00%, 10/01/24	45	48,217
County of Forsyth NC GO
5.00%, 04/01/24	100	105,612
5.00%, 12/01/24	365	392,957
County of Guilford NC GO
5.00%, 03/01/24	520	548,252
Series B, 5.00%, 05/01/24	235	248,795
County of Mecklenburg NC GO
4.00%, 02/01/24	235	243,499
5.00%, 03/01/24	285	300,255
Series A, 5.00%, 09/01/24	125	133,642
Series A, 5.00%, 12/01/24	175	188,446
Series B, 5.00%, 12/01/24	210	226,135
County of Orange NC GO, 4.00%, 04/01/24	200	207,685
County of Wake NC GO, Series A, 5.00%, 03/01/24	295	310,790
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	143,957
Series A, 5.00%, 12/01/24	110	118,425
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	45	48,138
Security	Par (000)	Value

North Carolina (continued)
State of North Carolina GO
Series A, 5.00%, 06/01/24	$1,175	$1,246,989
Series C, 5.00%, 05/01/24	700	741,467
State of North Carolina RB
5.00%, 03/01/24	515	541,406
Series B, 5.00%, 05/01/24	125	132,316
Series B, 5.00%, 06/01/24	590	626,037
Series C, 5.00%, 05/01/24	290	306,972
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	175	184,377
		8,538,253
Ohio — 3.0%
American Municipal Power Inc. RB, 5.00%, 02/15/24	530	556,549
City of Columbus OH, Series 6, 5.00%, 08/15/24	130	138,782
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	645	681,418
Series A, 4.00%, 08/15/24	455	476,660
Series A, 5.00%, 07/01/24	175	186,236
Cleveland Department of Public Utilities Division of Water RB, Series Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,074,652
County of Franklin OH GOL, 5.00%, 12/01/24	20	21,532
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	225	241,698
Miami University/Oxford OH RB, 5.00%, 09/01/24	475	505,223
Ohio Higher Educational Facility Commission RB, 5.00%, 12/01/24	75	80,263
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	300	322,264
Ohio University RB, Series A, 5.00%, 12/01/24	110	117,902
Ohio Water Development Authority RB
5.00%, 06/01/24	130	137,965
5.00%, 12/01/24	275	296,063
Series B, 5.00%, 12/01/24	210	226,085
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24	255	270,623
5.00%, 12/01/24	110	118,425
Series 2015A, 5.00%, 06/01/24	770	817,176
Series 2015-A, 5.00%, 12/01/24	225	242,234
State of Ohio GO
Series A, 4.00%, 05/01/24	110	114,570
Series A, 4.00%, 05/01/24 (ETM)	5	5,195
Series A, 5.00%, 08/01/24	360	383,886
Series A, 5.00%, 09/01/24	215	229,819
Series A, 5.00%, 09/15/24	500	535,061
Series B, 5.00%, 08/01/24	180	191,943
Series B, 5.00%, 09/15/24	1,650	1,765,698
Series S, 5.00%, 05/01/24	170	179,980
Series U, 5.00%, 05/01/24	165	174,686
Serise A, 5.00%, 05/01/24	150	158,806
Serise A, 5.00%, 06/15/24	200	212,490
State of Ohio GOL, 5.00%, 09/01/24	895	956,690
State of Ohio RB
Series A, 5.00%, 04/01/24	505	532,828
Series A, 5.00%, 10/01/24	250	267,320
Series A, 5.00%, 12/01/24	410	440,427
Series B, 5.00%, 10/01/24	35	37,425
Series C, 5.00%, 12/01/24	120	128,905
		12,827,479

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.6%
City of Oklahoma City OK GO
4.00%, 03/01/24	$250	$259,494
5.00%, 03/01/24	10	10,535
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	460	477,123
Series A, 5.00%, 06/01/24	830	877,293
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	220	233,182
Series B, 5.00%, 01/01/24	15	15,722
Series B, 5.00%, 07/01/24	55	58,295
Series C, 5.00%, 07/01/24	30	31,797
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	235	245,899
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	105	110,768
		2,320,108
Oregon — 1.6%
Chemeketa Community College District GO, 5.00%, 06/15/24 (GTD)	195	206,806
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/24	175	186,255
City of Portland OR GOL, Series B, 5.00%, 06/15/24	175	185,929
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/24	100	106,245
Series A, 5.00%, 03/01/24	400	421,153
Series A, 5.00%, 05/01/24	50	52,899
Series A, 5.00%, 10/01/24	50	53,519
Series B, 5.00%, 06/01/24	140	148,473
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	250	264,498
County of Multnomah OR GOL, 5.00%, 06/01/24	355	376,750
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/24 (GTD)	145	154,055
Series B, 5.00%, 06/15/24 (GTD)	300	318,735
Oregon State Lottery RB
5.00%, 04/01/24	560	591,429
Series C, 5.00%, 04/01/24	220	232,347
Series E, 5.00%, 04/01/24 (MO)	170	179,541
Portland Community College District GO, 5.00%, 06/15/24	150	159,082
Portland Oregon Water System RB, 5.00%, 05/01/24	180	190,438
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/24 (GTD)(a)	125	120,469
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/24	660	709,653
Series A, 5.00%, 11/15/28 (PR 11/15/24)	700	752,060
State of Oregon GO
Series A, 5.00%, 05/01/24	500	529,352
Series B, 5.00%, 08/01/24	165	175,780
Series H, 5.00%, 05/01/24	130	137,631
Series I, 5.00%, 08/01/24	75	79,900
Series K, 5.00%, 11/01/24	200	214,809
Series L, 5.00%, 08/01/24	95	101,207
Series O, 5.00%, 08/01/24	25	26,633
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	212,490
		6,888,138
Pennsylvania — 2.9%
City of Philadelphia PA GO
5.00%, 08/01/24	230	244,138
5.25%, 07/15/34 (PR 01/15/24)	440	463,123
Series A, 5.00%, 08/01/24	365	387,437
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/24	430	459,770
Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania GO
5.00%, 07/15/24	$1,265	$1,346,969
First Series, 5.00%, 01/01/24	180	188,685
First Series, 5.00%, 03/01/24	105	110,620
First Series, 5.00%, 03/15/24	245	258,410
First Series, 5.00%, 06/15/24	170	180,617
First Series, 5.00%, 07/01/24	450	478,629
First Series, 5.00%, 08/15/24	655	698,566
First Series, 5.00%, 09/15/24	300	320,711
Second Series, 5.00%, 01/15/24	105	110,196
Second Series, 5.00%, 09/15/24	805	860,575
County of Berks PA GO, 5.00%, 11/15/24	100	107,220
County of Chester PA GO, 5.00%, 07/15/24	90	95,850
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	21,099
Delaware County Authority RB, 5.00%, 08/01/24	45	47,702
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	195	207,177
Series B, 5.00%, 07/01/24	125	132,806
Delaware River Port Authority RB, 5.00%, 01/01/33 (Call 01/01/24)	3,000	3,143,881
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	195	204,651
Pennsylvania State University (The) RB, 5.00%, 09/01/24	50	53,383
Pennsylvania Turnpike Commission Oil Franchise Tax
Revenue, RB, Series A, 5.00%, 12/01/24	90	96,829
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	110,554
5.00%, 12/01/24	1,100	1,181,110
Series A, 5.00%, 12/01/24	80	85,463
Series A-1, 5.00%, 12/01/24	220	236,222
Series A-2, 5.00%, 12/01/24	180	193,273
Series B, 5.00%, 12/01/24	180	193,272
		12,218,938
Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	430	445,414
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/24	230	246,341
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	215	229,422
State of Rhode Island GO
5.00%, 01/15/24	115	120,691
5.00%, 08/01/24	195	207,542
Series A, 5.00%, 05/01/24	175	185,273
Series D, 5.00%, 08/01/24	295	313,973
		1,748,656
South Carolina — 0.8%
Beaufort County School District/SC GO, 5.00%, 03/01/24 (SCSDE)	500	526,763
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	70	75,278
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	155	162,501
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	160	171,847
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	350	368,452
Series A, 5.00%, 03/01/24	170	178,962
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	105,192
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	110	115,888

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	$800	$855,425
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	501,820
Serise A, 5.00%, 04/01/24 (SAW)	155	163,752
		3,225,880
Tennessee — 2.2%
City of Chattanooga TN GO, Series B, 5.00%, 03/01/24	100	105,353
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	175	188,195
City of Memphis TN GO, 5.00%, 04/01/40 (PR 04/01/24)	2,000	2,109,193
County of Blount TN GO, Series B, 5.00%, 06/01/24	180	190,692
County of Knox TN GO, 5.00%, 06/01/24	120	127,240
County of Williamson TN GO, 5.00%, 04/01/24	275	290,341
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/24	315	333,639
Series B, 5.00%, 05/15/24	200	211,834
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/24	750	775,211
5.00%, 01/01/24	295	309,063
5.00%, 07/01/24	615	653,765
Series A, 5.00%, 07/01/24	210	223,237
Series C, 4.00%, 07/01/24	175	182,747
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/24	165	175,401
State of Tennessee GO
5.00%, 09/01/24	125	133,616
Series A, 5.00%, 08/01/24	145	154,621
Series B, 5.00%, 08/01/24	675	719,787
Tennessee State School Bond Authority GO, Series B, 5.00%, 09/01/26 (PR 09/01/24)	1,065	1,137,502
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	85	91,138
Second Series, 5.00%, 11/01/24 (ST INTERCEPT)	180	192,998
Series A, 5.00%, 11/01/24	345	369,912
Series B, 5.00%, 11/01/24	425	455,689
		9,131,174
Texas — 12.7%
Alamo Community College District GOL, 5.00%, 02/15/24	40	42,060
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	290
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	170	178,808
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	105,166
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	42,085
Series B, 5.00%, 02/15/24 (PSF)	180	189,383
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	145	154,621
Series A, 4.00%, 08/01/24 (PSF)	125	130,721
Series A, 5.00%, 08/01/24 (PSF)	55	58,649
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	10	10,518
Series A, 5.00%, 02/15/24 (PSF)	105	110,440
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/24	330	352,087
Series D, 5.00%, 08/15/24	120	128,032
Series E, 5.00%, 08/15/24	175	186,713
Series H, 5.00%, 08/15/24	270	288,071
Security	Par (000)	Value

Texas (continued)
Series J, 5.00%, 08/15/24	$145	$154,705
Central Texas Turnpike System RB
0.00%, 08/15/24(a)	565	544,530
Series A, 0.00%, 08/15/24 (AMBAC)(a)	90	85,847
Series C, 5.00%, 08/15/24	125	131,742
City of Arlington TX GOL, Series A, 5.00%, 08/15/24	205	218,635
City of Arlington TX Water & Wastewater System Revenue RB, 5.00%, 06/01/24	700	741,841
City of Austin TX GOL
5.00%, 09/01/24	540	576,646
Series A, 5.00%, 09/01/24	230	245,609
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/24	155	166,625
Series A, 5.00%, 05/15/24	155	164,143
Series A, 5.00%, 11/15/24	360	386,999
City of Brownsville TX GOL
5.00%, 02/15/24	10	10,498
5.00%, 02/15/24 (ETM)	5	5,254
City of Carrollton TX GOL, 5.00%, 08/15/24	1,250	1,333,402
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/24	235	251,749
Series A, 5.00%, 10/01/24	230	246,392
Series C, 5.00%, 10/01/24	390	417,795
City of Denton TX GOL, 5.00%, 02/15/24	45	47,289
City of El Paso TX GOL, 5.00%, 08/15/24	135	143,811
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/24	265	278,689
City of Frisco TX GOL, 5.00%, 02/15/24	150	157,678
City of Grand Prairie TX GOL, 5.00%, 02/15/24	315	331,025
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	355	381,292
Series C, 5.00%, 05/15/24	590	624,802
Series D, 5.00%, 11/15/24	515	553,143
City of Lubbock TX GOL, 5.00%, 02/15/24	170	178,861
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	63,822
City of Plano TX GOL, 5.00%, 09/01/24	50	53,393
City of Round Rock TX GOL, 5.00%, 08/15/24	100	106,651
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	505	531,954
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	288,666
5.00%, 02/01/24 (ETM)	155	162,797
City of San Antonio TX GOL
5.00%, 02/01/24	240	252,109
5.00%, 08/01/24	515	548,961
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	95	99,922
Comal Independent School District GO
5.00%, 02/01/24 (PSF)	550	577,833
Series B, 5.00%, 02/01/24 (PSF)	110	115,567
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	105	110,440
Conroe Independent School District RB, 5.00%, 02/15/24	525	552,201
County of Bexar TX GOL, 5.00%, 06/15/24	250	265,612
County of Collin TX GOL, 5.00%, 02/15/24	105	110,358
County of Denton TX GOL, 5.00%, 07/15/24	105	111,657
County of Harris TX GOL, 5.00%, 10/01/24	1,600	1,711,910
County of Travis TX GOL, 5.00%, 03/01/24	205	215,973
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	85,178

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	$390	$410,268
Series A, 5.00%, 02/15/24 (PSF)	105	110,457
Series C, 5.00%, 02/15/24 (PSF)	100	105,197
Dallas Area Rapid Transit RB
5.00%, 11/01/24	200	213,846
5.00%, 12/01/24	760	817,487
5.00%, 12/01/32 (PR 12/01/24)	2,500	2,689,102
Series A, 5.00%, 12/01/24	670	720,679
Denton Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	200	192,354
Fort Bend Independent School District GO
Series A, 5.00%, 08/15/24 (PSF)	300	319,892
Series C, 5.00%, 02/15/24 (PSF)	25	26,303
Series C, 5.00%, 08/15/24 (PSF)	105	111,962
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	400	420,224
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	320	341,284
Garland Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	300	315,638
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	150	144,440
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	290	309,590
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	131,496
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	160	168,215
Series A, 5.00%, 08/15/24 (PSF)	170	181,484
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	69,247
Series A, 5.00%, 08/01/24 (PSF)	420	447,440
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	145	152,513
Series A, 2.00%, 02/15/24 (PSF)	50	50,323
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	144,553
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/24)(a)	700	344,837
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(a)	10,000	2,751,307
Series D, 0.00%, 08/15/24 (PSF)(a)	125	119,737
Lewisville Independent School District GO
5.00%, 08/15/24	400	426,439
5.00%, 08/15/24 (PSF)	260	277,402
Lone Star College System GOL
5.00%, 09/15/24	185	197,452
Series A, 5.00%, 02/15/24	95	99,907
Series A, 5.00%, 08/15/24	135	143,755
Series B, 5.00%, 02/15/24	285	299,722
Lower Colorado River Authority RB
5.00%, 05/15/24	305	322,270
Series B, 5.00%, 05/15/24	160	169,060
McKinney Independent School District GO, 5.00%, 02/15/24 (PSF)	160	168,240
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	175	187,476
Series B, 5.00%, 11/01/24	140	149,981
Series D, 5.00%, 11/01/24	285	305,318
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	565	602,143
5.25%, 02/01/24 (PSF)	300	316,150
Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District RB
5.00%, 06/01/24	$135	$143,271
5.50%, 06/01/24	50	53,513
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/24	375	400,608
North Texas Tollway Authority RB
5.00%, 01/01/24	110	114,897
Series A, 5.00%, 01/01/24	245	255,906
Series B, 5.00%, 01/01/24	160	167,122
Series S, 5.00%, 01/01/24 (ETM)	75	78,575
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	275	293,527
5.00%, 08/15/24 (PSF)	225	240,434
Series A, 5.00%, 02/15/24 (PSF)	500	526,063
Series A, 5.00%, 08/15/24 (PSF)	165	176,318
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	95	99,922
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	150	157,772
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	110	116,848
Series B, 5.00%, 07/01/24	1,325	1,408,348
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	250	263,032
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	33,955
Round Rock Independent School District GO
5.00%, 08/01/24	125	133,167
5.00%, 08/01/24 (PSF)	165	175,746
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	405	425,731
San Antonio Water System RB
Series A, 5.00%, 05/15/24	580	613,579
Series B, 5.00%, 05/15/24	120	126,947
Spring Branch Independent School District GO, 5.00%, 02/01/24 (PSF)	885	929,786
Spring Branch Independent School District GOL, 5.00%, 02/01/24 (PSF)	115	120,820
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	580	619,301
State of Texas GO
5.00%, 04/01/24	295	311,506
Series A, 5.00%, 10/01/24	2,035	2,179,586
Series A, 5.00%, 10/01/39 (PR 10/01/24)	1,000	1,068,399
Series B-1, 5.00%, 08/01/24	115	122,584
Series D, 5.00%, 05/15/24	425	450,302
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	250	262,939
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/24	440	462,772
5.00%, 03/01/30 (PR 03/01/24)	2,000	2,105,763
Texas A&M University RB
Series C, 5.00%, 05/15/24	495	524,469
Series E, 4.00%, 05/15/24	25	26,050
Series E, 5.00%, 05/15/24	740	784,055
Texas Public Finance Authority RB, 5.00%, 02/01/24	210	220,691
Texas State University System RB, Series A, 5.00%, 03/15/24	445	469,358
Texas Transportation Commission State Highway Fund RB First Series, 5.00%, 10/01/24	500	535,967
Series A, 5.00%, 04/01/24	865	913,546

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/01/24	$745	$798,591
Texas Water Development Board RB
5.00%, 04/15/24	430	454,648
5.00%, 08/01/24	485	517,280
Series A, 5.00%, 10/15/24	250	268,227
Series B, 5.00%, 04/15/24	65	68,726
Series B, 5.00%, 10/15/24	110	118,020
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/24	160	170,486
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	31,517
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	21,343
University of Houston RB, Series A, 5.00%, 02/15/24	400	420,037
University of North Texas System RB, Series A, 5.00%, 04/15/24	495	523,375
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	125	133,288
		53,740,289
Utah — 0.7%
Central Utah Water Conservancy District RB, 5.00%, 10/01/24	100	106,972
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	90	95,449
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	110	116,912
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	104,427
State of Utah GO
5.00%, 07/01/24	460	489,265
Series B, 5.00%, 07/01/24	270	287,177
University of Utah (The) RB
Series A, 5.00%, 08/01/24	320	340,776
Series A, 5.00%, 08/01/24 (SAP)	350	372,653
Series A-1, 5.00%, 08/01/24	100	106,472
Series B, 5.00%, 08/01/24	220	234,239
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	275	291,422
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	450	478,361
		3,024,125
Vermont — 0.3%
State of Vermont GO
Series A, 5.00%, 02/15/24	165	173,601
Series A, 5.00%, 08/15/24	1,000	1,067,553
		1,241,154
Virginia — 3.9%
City of Alexandria VA GO
Series A, 5.00%, 07/15/24 (SAW)	105	111,825
Series C, 5.00%, 07/01/24 (SAW)	435	462,759
Series C, 5.00%, 07/15/24 (SAW)	100	106,500
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	250	268,851
City of Hampton VA GO, Series A, 5.00%, 09/01/24	355	379,243
City of Newport News VA GO, Series A, 5.00%, 08/01/24	100	106,635
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	160,211
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	640,846
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	246,450
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	218,324
Series B, 5.00%, 07/15/24 (SAW)	240	255,599
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	665	710,910
Security	Par (000)	Value

Virginia (continued)
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	$55	$58,370
Series B, 5.00%, 06/01/24 (SAW)	105	111,433
County of Arlington VA GO
5.00%, 08/15/24	125	133,444
5.00%, 08/15/24 (SAW)	75	80,066
Series A, 5.00%, 08/15/24	50	53,378
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	262,907
Series A, 5.00%, 10/01/24 (SAW)	525	563,231
Series B, 5.00%, 04/01/24 (SAW)	500	528,061
Series B, 5.00%, 10/01/24 (SAW)	130	139,467
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	50	53,328
Series A, 5.00%, 08/01/24	400	426,622
Series A, 5.00%, 08/01/24 (SAW)	245	261,306
Series B, 5.00%, 08/01/24 (SAW)	205	218,644
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/24	500	528,675
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	79,184
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	165	175,529
Series A, 5.00%, 08/01/24	150	159,953
Virginia College Building Authority RB
5.00%, 02/01/24	100	105,015
Series A, 3.00%, 09/01/24	120	123,008
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	258,778
Series A, 5.00%, 09/01/24	570	607,474
Series A, 5.00%, 09/01/24 (SAW)	50	53,393
Series B, 5.00%, 09/01/24	350	373,752
Series D, 5.00%, 02/01/24 (NPFGC)	275	288,791
Series E-1, 5.00%, 02/01/24	290	304,543
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	200	210,947
5.00%, 05/15/24	370	392,163
5.00%, 09/15/24	500	535,603
Series A, 5.00%, 05/15/24	1,000	1,059,898
Series C, 5.00%, 05/15/24	170	180,183
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	1,065	1,135,186
Series C, 5.00%, 08/01/24	165	175,881
Virginia Public School Authority RB
5.00%, 02/01/24	75	78,818
5.00%, 08/01/24	160	170,616
5.00%, 08/01/24 (SAW)	1,265	1,347,988
Series B, 5.00%, 08/01/24	120	127,987
Series B, 5.00%, 08/01/24 (SAW)	315	335,901
Series C, 5.00%, 08/01/24 (SAW)	275	293,247
Virginia Resources Authority RB
5.00%, 11/01/24	205	219,929
5.00%, 11/01/24 (MO)	105	112,703
Series A, 5.00%, 11/01/24	275	295,300
Series D, 5.00%, 11/01/24	145	155,703
		16,444,558
Washington — 5.1%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	94,303
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	770	826,840
City of Bellevue WA GOL, 5.00%, 12/01/24	200	215,414

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	$40	$42,218
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/24	425	448,924
5.00%, 09/01/24	1,000	1,068,927
City of Seattle WA GO, 5.00%, 12/01/24	160	172,370
City of Seattle WA GOL
4.00%, 05/01/24	45	46,838
Series A, 5.00%, 06/01/24	290	307,551
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 05/01/24	55	58,238
5.00%, 09/01/24	220	235,024
Series B, 5.00%, 04/01/24	100	105,629
Series C, 5.00%, 09/01/24	355	379,243
Series C, 5.00%, 10/01/24	125	133,853
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	215	229,134
Clark & Skamania Counties School District No. 112-6
Washougal GO, 5.00%, 12/01/24 (GTD)	25	26,885
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/24	225	235,532
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	107,540
County of King WA GO, 5.00%, 07/01/24	110	117,020
County of King WA GOL
5.00%, 06/01/24	590	626,148
5.00%, 07/01/24	125	132,977
Series C, 5.00%, 12/01/24	55	59,213
Series E, 5.00%, 06/01/24	125	132,658
Series E, 5.00%, 12/01/24	70	75,362
County of King WA Sewer Revenue RB
5.00%, 07/01/24	30	31,885
Series B, 5.00%, 07/01/24	880	935,298
County of Pierce WA GO, Series A, 5.00%, 08/01/24	160	170,290
County of Spokane WA GOL, 5.00%, 12/01/24	265	284,982
Energy Northwest RB
5.00%, 07/01/24	640	680,216
Series A, 4.00%, 07/01/24	285	297,562
Series A, 5.00%, 07/01/24	1,000	1,062,838
King County Rural Library District GO, 4.00%, 12/01/24	120	125,980
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	80	83,893
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	125	131,581
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	185	199,170
King County School District No. 411 Issaquah GO, 5.00%, 12/01/24 (GTD)	175	188,404
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	130	139,802
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	350	376,725
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	75	80,655
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	107,540
Port of Seattle WA GOL, 5.00%, 06/01/24	400	424,507
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	210	220,565
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	91,207
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	231,211
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	150	161,310
Security	Par (000)	Value

Washington (continued)
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/24 (GTD)	$100	$107,540
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	91,409
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	150	161,310
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	255	274,228
State of Washington COP
Series A, 5.00%, 07/01/24	120	127,423
Series B, 5.00%, 07/01/24	395	419,436
State of Washington GO
5.00%, 07/01/24	80	85,136
Series 2016A, 5.00%, 07/01/24	105	111,742
Series A-1, 5.00%, 08/01/24	425	453,200
Series B, 5.00%, 07/01/24	950	1,010,995
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	96,511
Series C, 0.00%, 06/01/24 (NPFGC)(a)	25	24,128
Series C, 5.00%, 02/01/24	735	772,420
Series D, 5.00%, 02/01/24	140	147,127
Series E, 0.00%, 12/01/24(a)	60	57,233
Series E, 5.00%, 06/01/24	1,000	1,061,641
Series R-2015C, 5.00%, 07/01/24	60	63,852
Series R-2015E, 5.00%, 07/01/24	120	127,705
Series R-2018C, 5.00%, 08/01/24	625	666,470
Series R-2018D, 5.00%, 08/01/24	110	117,299
Series R-2020A, 5.00%, 01/01/24	800	838,599
Series R-F, 5.00%, 07/01/24	100	106,421
State of Washington RB, 5.00%, 09/01/24	900	957,835
University of Washington RB
5.00%, 04/01/24	575	607,271
5.00%, 06/01/24	75	79,595
Series C, 5.00%, 12/01/24	110	118,425
Serise A, 5.00%, 12/01/24	315	339,127
Washington State University RB
5.00%, 04/01/24	320	336,929
5.00%, 10/01/24	180	192,114
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	26,885
		21,483,468
West Virginia — 0.5%
State of West Virginia GO
5.00%, 06/01/24	75	79,595
Series A, 0.00%, 11/01/24 (NPFGC)(a)	140	134,027
Series A, 5.00%, 06/01/24	505	535,940
Series A, 5.00%, 12/01/24	25	26,915
Series B, 5.00%, 06/01/24	40	42,451
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	800	851,409
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	320	338,799
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	265	281,652
		2,290,788
Wisconsin — 2.2%
City of Madison WI GO, Series A, 4.00%, 10/01/24	270	283,527
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	35	37,487
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/25 (PR 06/01/24)	150	158,938

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
5.00%, 06/01/26 (PR 06/01/24)	$60	$63,408
Series 1, 5.00%, 06/01/24	85	90,065
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	240	254,570
Serise A, 5.00%, 06/01/24	335	355,337
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	200	215,086
Series 2, 5.00%, 11/01/24	2,020	2,172,365
Series A, 5.00%, 05/01/24	450	476,416
Series C, 5.00%, 05/01/24	200	211,741
State of Wisconsin RB
Series A, 5.00%, 05/01/24	650	688,041
Series B, 5.00%, 05/01/24	140	148,193
Wisconsin Department of Transportation RB
5.00%, 07/01/36 (PR 07/01/24)	1,830	1,945,351
Series 1, 5.00%, 07/01/24	210	223,114
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	850	903,578
Series 2, 5.00%, 07/01/24	925	982,764
Series A, 5.00%, 07/01/24	95	100,933
		9,310,914
Total Long-Term Investments — 98.9%
(Cost: $420,598,412)		418,466,456
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds: MuniCash, 0.96%(d)(e)	3,935	$3,935,903

Total Short-Term Securities — 0.9%
(Cost: $3,935,704)		3,935,903

Total Investments in Securities — 99.8%
(Cost: $424,534,116)		422,402,359

Other Assets Less Liabilities — 0.2%		836,865

Net Assets — 100.0%		$423,239,224

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$935,081	$2,999,911	(a)	$—	$721	$190	$3,935,903	3,935	$5,548	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$418,466,456	$—	$418,466,456
Money Market Funds	3,935,903	—	—	3,935,903
	$3,935,903	$418,466,456	$—	$422,402,359

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	Q-SBLF	Qualified School Bond Loan Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCH BD	RES FDSchool Board Resolution Fund
GTD	Guaranteed	SCSDE	South Carolina State Department of Education
MO	Moral Obligation	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.